UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Atlantic Trust Co., N.A.
           --------------------------------------------
Address:   100 Federal Street
           Boston, MA 02110
           --------------------------------------------

Form  13F  File  Number:
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Stephen E. Prostano
        -------------------------
Title:  COO & CFO
        -------------------------
Phone:  212-259-3810
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Stephen E. Prostano                  Boston, MA                   7/24/2002
-----------------------                  ----------                   ---------
      [Signature]                      [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           80
                                              -----------

Form  13F  Information  Table  Value  Total:  $ 1,542,077
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
3M COMPANY COM                 COM              88579Y101     4180   33982 SH       DEFINED            33267    715    0
ABBOTT LABS                    COM              002824100     1099   29180 SH       DEFINED            28560    620    0
AIR PRODS & CHEMS INC          COM              009158106     2087   41344 SH       DEFINED            40464    880    0
ALLERGAN INC COM               COM              018490102     2392   35830 SH       DEFINED            35130    700    0
AMERICAN INTL GROUP INC        COM              026874107     4350   63755 SH       DEFINED            62463   1292    0
AMGEN INC                      COM              031162100     1873   44732 SH       DEFINED            43522   1210    0
AMSOUTH BANCORPORATION         COM              032165102     6658  297520 SH       SOLE              297520      0    0
ANALOG DEVICES INC             COM              032654105     2545   85693 SH       DEFINED            84808    885    0
APOGENT TECHNOLOGIES           COM              03760A101      537   26129 SH       DEFINED            24329   1800    0
AUSPEX SYS INC COM             COM              052116100       13   51400 SH       SOLE               51400      0    0
AUTOMATIC DATA PROCESSING      COM              053015103     2184   50158 SH       DEFINED            49073   1085    0
AVON PRODS INC                 COM              054303102     1393   26660 SH       DEFINED            26320    340    0
BERKSHIRE HATHAWAY INC DEL CL  COM              084670207     1836     822 SH       SOLE                 822      0    0
BEST BUY INC COM               COM              086516101      886   24419 SH       DEFINED            23819    600    0
BIOCRYST PHARMACEUTICALS INC   COM              09058V103       14   15796 SH       SOLE               15796      0    0
BP P.L.C.                      COM              055622104     4325   85652 SH       DEFINED            84137   1515    0
CARDINAL HLTH INC              COM              14149Y108     2812   45795 SH       DEFINED            45190    605    0
CINTAS CORP                    COM              172908105     1002   20281 SH       DEFINED            19789    492    0
CISCO SYS INC                  COM              17275R102      809   58015 SH       DEFINED            50981   7034    0
CITIGROUP INC.                 COM              172967101     3511   90619 SH       DEFINED            88676   1943    0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     1437   44893 SH       DEFINED            43883   1010    0
COCA COLA CO                   COM              191216100      367    6549 SH       SOLE                6549      0    0
COLGATE PALMOLIVE CO           COM              194162103    67906 1356760 SH       DEFINED          1356425    335    0
COMCAST CORP CL A SPL          COM              200300200     1053   44164 SH       DEFINED            43254    910    0
DELL COMPUTER CORP COM         COM              247025109     3215  122983 SH       DEFINED           120313   2670    0
DONALDSON INC                  COM              257651109      669   19080 SH       SOLE               19080      0    0
ELECTRONIC DATA SYSTEMS        COM              285661104     2389   64294 SH       DEFINED            62859   1435    0
EXXON CORPORATION              COM              30231G102     1061   25922 SH       SOLE               25922      0    0
FANNIE MAE                     COM              313586109     3268   44307 SH       DEFINED            44017    290    0
FIFTH THIRD BANCORP COM        COM              316773100     2039   30600 SH       DEFINED            29795    805    0
FIRST DATA CORP                COM              319963104     4453  119714 SH       DEFINED           116884   2830    0
FREDDIE MAC                    COM              313400301     1745   28510 SH       DEFINED            27895    615    0
GENERAL DYNAMICS CORP COM      COM              369550108     4017   37773 SH       DEFINED            36953    820    0
GENERAL ELEC CO                COM              369604103     1158   39862 SH       DEFINED            39562    300    0
GENUINE PARTS CO               COM              372460105      337    9660 SH       SOLE                9660      0    0
GILLETTE COMPANY               COM              375766102      372   10979 SH       DEFINED            10367    612    0
GOLDMAN SACHS GROUP INC        COM              38141G104     2295   31289 SH       DEFINED            30514    775    0
GRAINGER W W INC               COM              384802104      468    9332 SH       SOLE                9332      0    0
GREY WOLF INC COM              COM              397888108      140   34300 SH       SOLE               34300      0    0
HARMAN INTL INDS INC NEW COM   COM              413086109      537   10900 SH       SOLE               10900      0    0
HOME DEPOT INC                 COM              437076102     2846   77486 SH       DEFINED            75336   2150    0
I B M                          COM              459200101     1198   16642 SH       DEFINED            16462    180    0
ILLINOIS TOOL WKS INC          COM              452308109     2656   38881 SH       DEFINED            38066    815    0
INPUT/OUTPUT INC COM           COM              457652105      153   17000 SH       SOLE               17000      0    0
JOHNSON & JOHNSON              COM              478160104     4392   84035 SH       DEFINED            83365    670    0
KOMAG INC COM                  COM              500453105        0   24547 SH       SOLE               24547      0    0
LIBERTY MEDIA CORP SERIES A CO COM              530718105     2616  261572 SH       DEFINED           256817   4755    0
LOCKHEED MARTIN CORP COM       COM              539830109     3009   43290 SH       DEFINED            42865    425    0
MARS, INC SERIES D PREFERRED   PREFERRED STOCKS 99MARSD02  1314814   78892 SH       SOLE               78892      0    0
MARS, INC. SERIES C CONVERTIBL CONVERTIBLE PREF 99MARSC03      212  114454 SH       SOLE              114454      0    0
MAXYGEN INC COM                COM              577776107      847   69140 SH       SOLE               69140      0    0
MBNA CORP                      COM              55262L100     2751  124794 SH       DEFINED           121746   3048    0
MEDTRONIC INC                  COM              585055106     4893  114193 SH       DEFINED           111513   2680    0
MIDDLEBURG FINANCIAL CORP COM  COM              596094102     1915   39600 SH       SOLE               39600      0    0
MOLEX INC CL A                 COM              608554200      283   10307 SH       SOLE               10307      0    0
NETSCOUT SYS INC COM           COM              64115T104      887  130000 SH       SOLE              130000      0    0
NORTHERN TR CORP               COM              665859104     1114   25280 SH       DEFINED            24970    310    0
PEPSICO INC                    COM              713448108     4169   86498 SH       DEFINED            84448   2050    0
PERLEGEN SCIENCES, INC. SERIES PREFERRED STOCKS PP0460A03        0   44444 SH       SOLE               44444      0    0
PFIZER INC                     COM              717081103     4903  140072 SH       DEFINED           137179   2893    0
PROCTER & GAMBLE COMPANY       COM              742718109      449    5032 SH       SOLE                5032      0    0
PROTECTIVE LIFE CORP           COM              743674103     5769  174300 SH       SOLE              174300      0    0
QUALCOMM INC COM               COM              747525103     1864   67812 SH       DEFINED            66247   1565    0
SAFEWAY INC COM NEW            COM              786514208     1213   41561 SH       DEFINED            40686    875    0
SOUTHTRUST CORP                COM              844730101     7940  303964 SH       SOLE              303964      0    0
SPDR TR UNIT SER 1             COM              78462F103     2590   26170 SH       DEFINED            17310   8860    0
STAPLES INC                    COM              855030102      869   44093 SH       SOLE               44093      0    0
STATE STREET CORP              COM              857477103     1106   24740 SH       DEFINED            24515    225    0
SURROMED, INC. SERIES D PFD    PREFERRED STOCKS PP0453SM1      300   75000 SH       SOLE               75000      0    0
SURROMED, INC. SERIES D. PFD   PREFERRED STOCKS PP0460SM6      100   50000 SH       SOLE               50000      0    0
SYSCO CORP                     COM              871829107     3146  115574 SH       DEFINED           113084   2490    0
TARGET CORP                    COM              87612E106     3406   89407 SH       DEFINED            87342   2065    0
TENET HEALTHCARE CORP          COM              88033G100     4339   90961 SH       DEFINED            90159    803    0
UNITED PARCEL SVC INC CL B     COM              911312106     3173   51378 SH       DEFINED            50333   1045    0
UNIVERSAL INSURANCE HOLDING IN COM              91359V107      215 2900000 SH       SOLE             2900000      0    0
VERITAS SOFTWARE CO COM        COM              923436109      547   27645 SH       DEFINED            27325    320    0
VIACOM INC CL B                COM              925524308     2465   55562 SH       DEFINED            54010   1552    0
WAL MART STORES INC            COM              931142103     1655   30094 SH       SOLE               30094      0    0
WALGREEN COMPANY               COM              931422109     2671   69154 SH       DEFINED            67644   1510    0
WEIS MKTS INC COM              COM              948849104     1170   31840 SH       SOLE               31840      0    0